Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Intangible assets, net of accumulated amortization		$ 0
Property and equipment, net of accumulated depreciation		$ 0
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	95,000,000	95,000,000	95,000,000
Common stock, shares issued	63,477,188	62,675,407	52,732,969
Common stock, shares outstanding	63,477,188	62,675,407	52,732,969
Common stock to be issued		533,333